Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.43

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2025070618	XXX		Qualifying Total Debt Income Ratio	XXX	XXX	Per documentation provided in file
2025070536	XXX		Property Type	XXX	XXX	Per documentation provided in file
2025070536	XXX		Term	XXX	XXX	Per Note and Deed, the term is XXX = XXX years.